Label	Element	Value
PureFunds® ISE Cyber Security™ ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001467831_SupplementTextBlock
PureFunds® ISE Cyber Security™ ETF (HACK)

a series of ETF Managers Trust

April 25, 2017

Supplement to the
Prospectus and Statement of Additional Information
 dated January 31, 2017, as previously supplemented

 Effective May 1, 2017, the management fee for the PureFunds® ISE Cyber Security™ ETF (the “Fund”) will be reduced to an annual rate of 0.60% of the average daily net assets of the Fund, calculated daily and paid monthly.

Effective May 1, 2017, the “Fees and Expenses” and “Example” sections on page 10 of the Prospectus are replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	PureFunds ISE Cyber Security ETF
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the Fund’s current contractual management fee effective May 1, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.
PureFunds® ISE Cyber Security™ ETF | PureFunds ISE Cyber Security ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 750

[1]	Restated to reflect the Fund's current contractual management fee effective May 1, 2017.